NATURE OF OPERATIONS AND GOING CONCERN	12 Months Ended
Dec. 31, 2021
Nature Of Operations And Going Concern[Abstract]
NATURE OF OPERATIONS AND GOING CONCERN [Text Block]

1. NATURE OF OPERATIONS AND GOING CONCERN

NATURE OF OPERATIONS

Gentor Resources Inc. (the "Company" or "Gentor"), a Cayman Islands corporation, is an exploration stage corporation formed for the purpose of prospecting and developing mineral properties.

The business of exploring for minerals involves a high degree of risk. Few properties that are explored are ultimately developed into producing mines. Major expenses may be required to establish ore reserves, to develop metallurgical processes, to acquire construction and operating permits and to construct mining and processing facilities.

GOING CONCERN

The accompanying audited consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. For the year ended December 31, 2021, the Company had a net income and comprehensive income of $21,194 (2020 - net loss and comprehensive loss of $301,085 and 2019 - $295,868, repectively). The Company also had a deficit accumulated during the exploration stage of $44,166,349 as at December 31, 2021 (December 31, 2020 - $44,187,583), and a working capital deficiency of $784,873 as at December 31, 2021 (December 31, 2020 - working capital deficiency of $806,964).

In March 2020, the World Health Organization declared coronavirus COVID-19 a global pandemic. This contagious disease outbreak, which has continued to spread, and related adverse public health developments, has adversely affected workforces, economies, and financial markets globally, leading to an economic downturn. It is not possible for the Company to predict the duration or magnitude of the adverse results of the outbreak and its effects on the Company's business or ability to raise funds.

Management is also closely monitoring the impact of COVID-19 on the Company's business, including the impact on employees and liquidity. In order for the Company to continue as a going concern and fund its operations, the Company will require additional financing. The availability of financing will be affected by, among other things, the state of the capital markets considering the impact of COVID-19.

The Company intends to fund operations through equity financing arrangements. Such financings may be insufficient to fund its ongoing working capital and other cash requirements. The Company's continued existence is dependent upon it emerging from the exploration stage, obtaining additional financing to continue operations, exploring and developing mineral properties and the discovery, development and sale of ore reserves.

These circumstances represent material uncertainties which cast substantial doubt on the Company's ability to continue on a going concern basis. These audited consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability of the Company to continue as a going concern. Such adjustments may be material.